Income Taxes - Summary of Amounts Recognized in Net Loss (Detail) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current tax expense
Current year	$ 157,303	$ (295,709)	$ 181,895
Current tax expense (income) and adjustments for current tax of prior periods	157,303	(295,709)	181,895
Deferred tax expense (recovery)
Deferred tax expense (income)	(1,822,109)	(668,209)	(2,692,313)
Tax expense (recovery)	(1,664,806)	(963,918)	(2,510,418)
Adjustment in prior years [member]
Deferred tax expense (recovery)
Change in unrecognized deferred income tax assets	11,339,580	10,076,594	3,569,361
Currently reported [member]
Current tax expense
Current year	157,303	(295,709)	181,895
Deferred tax expense (recovery)
Origination and reversal of temporary differences	$ (13,161,689)	$ (10,744,803)	$ (6,261,674)